Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable

Accounts receivable consisted of the following:

	December 31, 2021	March 31, 2022
Accounts receivable	$93,722	$85,324
Allowance for credit losses	(5,005)	(5,354)
Accounts receivable, net	$88,717	$79,970

	December 31, 2020	December 31, 2021
Accounts receivable	$81,345	$93,722
Allowance for doubtful accounts	(5,047)	(5,005)
Accounts receivable, net	$76,298	$88,717

Schedule of allowance for doubtful accounts

Movement of allowance for credit losses was as follows:

	Three Months Ended March 31,
	2021	2022
Balance at beginning of the period	$5,047	$5,005
Cumulative-effect adjustment upon adoption of ASU2016-13, Financial instruments – Credit losses (Topic 326)	—	866
Reversal of expenses	(514)	(545)
Write off	(103)	—
Exchange difference	(14)	28
Balance at end of the period	$4,416	$5,354

	Year Ended December 31,
	2019	2020	2021
Balance at beginning of the period	$10,111	$5,537	$5,047
(Reserve)/Charge to expenses	(4,250)	(240)	721
Write off	(233)	(493)	(849)
Exchange difference	(91)	243	86
Balance at end of the period	$5,537	$5,047	$5,005